UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

         /s/ Michael E. Leonetti          Buffalo Grove, IL       07/05/01
         -----------------------          -----------------       --------
         [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       0
                                                --------------------------------

Form 13F Information Table Entry Total:                                 36
                                                --------------------------------

Form 13F Information Table Value Total:            $               337,120
                                                --------------------------------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 Leonetti & Associates, Inc.
                                                         FORM 13F
                                                        30-Jun-00

                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
3Com Corp                    COM           885535104      4,218    73,201   SH           Sole                                 73,201
AOL Time Warner              COM           00184A105     14,963   284,000   SH           Sole               24,000           260,000
AT&T-Liberty Media Grp A     COM           001957208      3,026   124,800   SH           Sole                                124,800
American Home Products       COM           026609107     11,321   192,700   SH           Sole               29,800           162,900
American International Grou  COM           026874107        353     3,000   SH           Sole                3,000
Bank of New York Inc         COM           064057102      5,915   127,200   SH           Sole                4,000           123,200
Bellsouth Corp               COM           079860102      4,868   114,200   SH           Sole                4,000           110,200
Celestica Inc                COM           15101Q108      2,531    51,000   SH           Sole                4,000            47,000
Cisco Systems Inc            COM           17275R102     27,611   434,396   SH           Sole               32,000           402,396
Citigroup Inc                COM           172967101     19,602   325,339   SH           Sole               29,000           296,339
E M C Corp                   COM           268648102     35,407   460,200   SH           Sole               37,000           423,200
First Data Corp              COM           319963104      4,804    96,800   SH           Sole               10,000            86,800
General Electric Co          COM           369604103     27,063   510,615   SH           Sole               34,500           476,115
Harley Davidson Inc          COM           412822108      6,995   181,700   SH           Sole               24,000           157,700
Home Depot Inc               COM           437076102      7,011   140,404   SH           Sole               10,000           130,404
Intel Corp                   COM           458140100     30,501   228,149   SH           Sole               16,800           211,349
Lucent Technologies          COM           549463107     19,481   328,796   SH           Sole               18,312           310,484
Merrill Lynch & Co Inc       COM           590188108        748     6,500   SH           Sole                6,500
Morgan Stan Dean Wittr       COM           617446448     11,830   142,100   SH           Sole                3,000           139,100
Nokia Corp                   COM           654902204     19,767   395,840   SH           Sole               14,800           381,040
Nortel Networks New          COM           656568102      4,955    72,600   SH           Sole                4,000            68,600
Northern Trust Corp          COM           665859104        976    15,000   SH           Sole               15,000
Oracle Corp                  COM           68389X105     17,449   207,575   SH           Sole               24,000           183,575
Paychex Inc                  COM           704326107      1,008    24,000   SH           Sole               24,000
Qwest Communications         COM           749121109      3,512    70,675   SH           Sole                                 70,675
Sonera Group Plc Sponsored   ADR           835433202      1,518    33,000   SH           Sole                                 33,000
Sun Microsystems             COM           866810104     16,991   186,840   SH           Sole               24,000           162,840
Texas Instruments            COM           882508104        206     3,000   SH           Sole                3,000
Tribune Co                   COM           896047107      6,843   195,500   SH           Sole               22,000           173,500
Univision Communications     COM           914906102        259     2,500   SH           Sole                2,500
Veritas Software Co          COM           923436109        283     2,500   SH           Sole                2,500
Viacom Inc Cl B              CLB           925524308      6,908   101,315   SH           Sole                                101,315
Wal-Mart                     COM           931142103      6,361   110,390   SH           Sole               10,000           100,390
Walt Disney                  COM           254687106      6,392   164,700   SH           Sole               14,000           150,700
Wells Fargo & Co             COM           949746101      4,379   113,000   SH           Sole                                113,000
Williams Communication Grou  COM           969455104      1,065    32,100   SH           Sole                5,800            26,300
REPORT SUMMARY               36           DATA RECORDS  337,120


